Apr. 15, 2020

iShares®

iShares Trust

Supplement dated April 15, 2020 (the “Supplement”) to the Summary Prospectus and Prospectus for each of the iShares 1-3 Year Treasury Bond ETF (SHY), iShares 3-7 Year Treasury Bond ETF (IEI), iShares 7-10 Year Treasury Bond ETF (IEF), iShares 10-20 Year Treasury Bond ETF (TLH), iShares 20+ Year Treasury Bond ETF (TLT), and iShares Short Treasury Bond ETF (SHV), each dated June 28, 2019; the Summary Prospectus and Prospectus for each of the iShares Agency Bond ETF (AGZ), iShares MBS ETF (MBB), each dated June 28, 2019 (as revised March 11, 2020); the Summary Prospectus dated February 26, 2020 (as revised February 27, 2020) and Prospectus dated February 18, 2020 for each of the iShares iBonds Dec 2021 Term Treasury ETF (IBTA), iShares iBonds Dec 2022 Term Treasury ETF (IBTB), iShares iBonds Dec 2023 Term Treasury ETF (IBTD), iShares iBonds Dec 2024 Term Treasury ETF (IBTE), iShares iBonds Dec 2025 Term Treasury ETF (IBTF), iShares iBonds Dec 2026 Term Treasury ETF (IBTG), iShares iBonds Dec 2027 Term Treasury ETF (IBTH), iShares iBonds Dec 2028 Term Treasury ETF (IBTI), and iShares iBonds Dec 2029 Term Treasury ETF (IBTJ); and the Summary Prospectus and Prospectus for each of the iShares 1-3 Year International Treasury Bond ETF (ISHG), iShares GNMA Bond ETF (GNMA), iShares 0-5 Year TIPS Bond ETF (STIP), iShares International Treasury Bond ETF (IGOV), iShares TIPS Bond ETF (TIP), iShares Treasury Floating Rate Bond ETF (TFLO), and iShares U.S. Treasury Bond ETF (GOVT), each dated February 28, 2020 (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and Statement of Additional Information for each Fund.

Effective immediately, each Fund’s Summary Prospectus and Prospectus are amended as follows:

The paragraph entitled “Interest Rate Risk” in the section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is deleted in its entirety and replaced with the following:

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.